Schedule of investments

Delaware Strategic Allocation Fund December 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 59.32%
US Markets - 27.81%
Communication Services - 2.18%
Alphabet Class A †	1,012	$1,355,463
Alphabet Class C †	9	12,033
AT&T	29,089	1,136,798
ATN International	975	54,005
Century Communications =†	25,000	0
Charter Communications Class A †	1,040	504,483
Cinemark Holdings	2,317	78,430
Comcast Class A	6,458	290,416
Facebook Class A †	1,429	293,302
Fox Class A	872	32,325
Netflix †	932	301,567
Nexstar Media Group Class A	451	52,880
Take-Two Interactive Software †	2,441	298,852
Verizon Communications	12,700	779,780
Walt Disney	2,575	372,422
Yelp †	1,939	67,535
		5,630,291
Consumer Discretionary - 2.26%
Amazon. com †	389	718,810
American Eagle Outfitters	5,688	83,614
Aramark	3,313	143,784
BorgWarner	3,596	155,994
Cheesecake Factory	1,959	76,127
Chegg †	1,271	48,184
Chuy’s Holdings †	1,286	33,333
Dollar Tree †	11,682	1,098,692
Domino’s Pizza	1,143	335,791
Five Below †	468	59,838
Hasbro	4,287	452,750
Home Depot	2,610	569,972
Jack in the Box	1,258	98,162
Lowe’s	6,500	778,440
Malibu Boats Class A †	1,990	81,491
NIKE Class B	2,430	246,183
Starbucks	3,271	287,586
Steven Madden	3,578	153,890
Taylor Morrison Home †	3,171	69,318
Tenneco Class A	2,677	35,069
Toll Brothers	2,792	110,312
Tractor Supply	1,499	140,067

NQ-448 [12/19] 2/20 (1081378) 1

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Consumer Discretionary (continued)
Wendy’s	2,609	$57,946
		5,835,353
Consumer Staples - 1.39%
Archer-Daniels-Midland	17,000	787,950
Casey’s General Stores	1,087	172,822
Conagra Brands	22,898	784,028
Constellation Brands Class A	2,600	493,350
General Mills	3,446	184,568
J&J Snack Foods	512	94,346
Mondelez International Class A	14,273	786,157
PepsiCo	1,977	270,197
		3,573,418
Energy - 1.65%
Callon Petroleum †	3,711	17,923
Chevron	2,875	346,466
ConocoPhillips	16,405	1,066,817
EOG Resources	1,418	118,772
Halliburton	38,183	934,338
Marathon Oil	58,249	791,021
NexTier Oilfield Solutions †	3,927	26,311
Occidental Petroleum	19,200	791,232
Patterson-UTI Energy	2,846	29,883
Pioneer Natural Resources	780	118,069
SRC Energy †	1,295	5,335
		4,246,167
Financials - 3.74%
Allstate	6,800	764,660
American Equity Investment Life Holding	3,559	106,521
American International Group	13,700	703,221
Bank of New York Mellon	15,500	780,115
BlackRock	419	210,631
Bryn Mawr Bank	1,168	48,168
Capital One Financial	2,197	226,093
CenterState Bank	4,074	101,768
Charles Schwab	8,164	388,280
City Holding	744	60,971
CME Group	1,455	292,048
Comerica	1,481	106,262
East West Bancorp	3,039	147,999
Essent Group	2,205	114,638
First Bancorp (North Carolina)	1,669	66,610

2 NQ-448 [12/19] 2/20 (1081378)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Financials (continued)
First Financial Bancorp	3,964	$100,844
First Interstate BancSystem Class A	1,784	74,785
Great Western Bancorp	3,157	109,674
Hamilton Lane Class A	1,098	65,441
Independent Bank	983	81,835
Independent Bank Group	1,620	89,813
Intercontinental Exchange	2,096	193,985
JPMorgan Chase & Co.	5,303	739,238
Kemper	424	32,860
KeyCorp	10,376	210,010
KKR & Co. Class A	13,726	400,387
LendingTree †	120	36,413
Marsh & McLennan	7,000	779,870
MGIC Investment	14,441	204,629
Old National Bancorp	5,813	106,320
Pacific Premier Bancorp	314	10,238
Primerica	251	32,771
Prudential Financial	1,564	146,609
Raymond James Financial	1,481	132,490
Reinsurance Group of America	981	159,962
Selective Insurance Group	1,163	75,816
State Street	1,857	146,889
Stifel Financial	2,057	124,757
Travelers	1,046	143,250
Truist Financial	13,800	777,216
Umpqua Holdings	3,832	67,826
United Community Banks	2,417	74,637
US Bancorp	3,486	206,685
Valley National Bancorp	8,401	96,191
WesBanco	1,200	45,348
WSFS Financial	1,268	55,779
		9,640,553
Healthcare - 4.56%
Abbott Laboratories	11,696	1,015,915
Adamas Pharmaceuticals †	3,388	12,840
Agios Pharmaceuticals †	1,455	69,476
Allergan	862	164,789
Becton Dickinson and Co.	765	208,057
Brookdale Senior Living †	28,642	208,227
Cardinal Health	13,700	692,946
Cigna	5,133	1,049,647

NQ-448 [12/19] 2/20 (1081378) 3

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Healthcare (continued)
CONMED	1,076	$120,329
CryoLife †	2,805	75,987
CVS Health	10,100	750,329
DexCom †	858	187,679
Edwards Lifesciences †	763	178,000
Exact Sciences †	1,290	119,299
Illumina †	1,035	343,351
Intercept Pharmaceuticals †	795	98,516
IQVIA Holdings †	3,709	573,078
Johnson & Johnson	8,216	1,198,468
Ligand Pharmaceuticals
Class B †	871	90,837
Medicines †	1,284	109,063
Merck & Co.	12,098	1,100,313
Merit Medical Systems †	2,621	81,828
Natera †	2,788	93,928
Neurocrine Biosciences †	1,182	127,053
NuVasive †	1,350	104,409
Pfizer	27,396	1,073,375
Prestige Consumer Healthcare †	2,882	116,721
PTC Therapeutics †	639	30,691
Quidel †	1,621	121,624
Repligen †	1,441	133,293
Retrophin †	4,655	66,101
Spectrum Pharmaceuticals †	4,285	15,597
Supernus Pharmaceuticals †	2,121	50,310
Tabula Rasa HealthCare †	1,500	73,020
Teladoc Health †	1,184	99,124
Thermo Fisher Scientific	842	273,541
Ultragenyx Pharmaceutical †	1,871	79,910
UnitedHealth Group	1,565	460,079
Vanda Pharmaceuticals †	4,755	78,030
Vertex Pharmaceuticals †	931	203,842
Wright Medical Group †	3,354	102,230
		11,751,852
Industrials - 2.36%
ABM Industries	2,301	86,771
Applied Industrial Technologies	1,670	111,372
ASGN †	1,364	96,803
Barnes Group	1,009	62,518
BrightView Holdings †	3,408	57,493

4 NQ-448 [12/19] 2/20 (1081378)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Industrials (continued)
Casella Waste Systems Class A †	2,078	$95,650
Columbus McKinnon	2,229	89,227
Continental Building Products †	3,100	112,933
Eaton	1,781	168,696
Emerson Electric	1,374	104,781
ESCO Technologies	824	76,220
Federal Signal	3,885	125,291
Gates Industrial †	3,776	51,958
Granite Construction	1,967	54,427
Honeywell International	1,062	187,974
Hub Group Class A †	1,288	66,062
Ingersoll-Rand	1,010	134,249
Kadant	869	91,540
Lockheed Martin	530	206,371
MasTec †	1,494	95,855
Mobile Mini	1,274	48,297
MYR Group †	2,022	65,897
Northrop Grumman	2,100	722,337
Oshkosh	1,346	127,399
Parker-Hannifin	1,268	260,980
Raytheon	3,500	769,090
Rexnord †	2,017	65,795
Rockwell Automation	395	80,055
Southwest Airlines	2,867	154,761
Tetra Tech	1,373	118,298
Union Pacific	1,788	323,253
United Technologies	2,341	350,588
US Ecology	1,645	95,262
Waste Management	6,800	774,928
Werner Enterprises	701	25,509
Woodward	253	29,965
		6,088,605
Information Technology - 4.82%
Accenture Class A	1,429	300,905
Adobe †	866	285,615
Anixter International †	422	38,866
Apple	3,213	943,497
Applied Materials	4,777	291,588
Arista Networks †	1,034	210,316
Autodesk †	1,856	340,502
Belden	1,298	71,390

NQ-448 [12/19] 2/20 (1081378) 5

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Information Technology (continued)
Blackbaud	584	$46,486
Broadcom	3,165	1,000,203
Brooks Automation	2,261	94,872
Cisco Systems	21,533	1,032,723
ExlService Holdings †	1,829	127,042
II-VI †	2,797	94,175
Intel	18,398	1,101,120
j2 Global	1,231	115,357
MACOM Technology Solutions Holdings †	596	15,854
Mastercard Class A	1,406	419,818
MaxLinear †	3,883	82,397
Microsoft	13,300	2,097,410
Mimecast †	886	38,435
NETGEAR †	1,612	39,510
Oracle	13,400	709,932
Paylocity Holding †	340	41,079
PayPal Holdings †	3,447	372,862
Plantronics	1,440	39,370
PTC †	1,617	121,097
Q2 Holdings †	1,678	136,052
Rapid7 †	1,694	94,898
salesforce. com †	1,623	263,965
Semtech †	1,920	101,568
ServiceNow †	1,323	373,509
Silicon Laboratories †	717	83,158
SS&C Technologies Holdings	3,587	220,242
Texas Instruments	884	113,408
Tyler Technologies †	842	252,617
Visa Class A	3,886	730,179
		12,442,017
Materials - 1.06%
Balchem	680	69,108
Ball	7,729	499,834
Boise Cascade	3,171	115,837
Coeur Mining †	4,439	35,867
Corteva	3,733	110,347
Dow	1,938	106,067
DuPont de Nemours	13,006	834,985
Eastman Chemical	2,574	204,015
Kaiser Aluminum	1,095	121,425
Minerals Technologies	1,798	103,619

6 NQ-448 [12/19] 2/20 (1081378)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Materials (continued)
Neenah	1,652	$116,350
Quaker Chemical	526	86,538
Westrock	5,249	225,235
Worthington Industries	2,364	99,714
		2,728,941
Real Estate - 3.20%
American Assets Trust	1,353	62,103
American Tower	1,123	258,088
Apartment Investment & Management Class A	2,376	122,720
Armada Hoffler Properties	3,432	62,977
AvalonBay Communities	1,775	372,217
Boston Properties	999	137,722
Brandywine Realty Trust	8,736	137,592
Brixmor Property Group	6,147	132,837
Camden Property Trust	1,358	144,084
Cousins Properties	2,669	109,963
Crown Castle International	1,296	184,226
Douglas Emmett	4,725	207,427
EastGroup Properties	881	116,882
Empire State Realty Trust Class A	1,250	17,450
Equity LifeStyle Properties	2,600	183,014
Equity Residential	11,371	920,141
Essex Property Trust	1,025	308,381
Extra Space Storage	1,200	126,744
Federal Realty Investment Trust	650	83,675
First Industrial Realty Trust	8,618	357,733
Highwoods Properties	2,650	129,611
Host Hotels & Resorts	8,525	158,139
JBG SMITH Properties	1,312	52,336
Kilroy Realty	1,600	134,240
Kimco Realty	5,525	114,423
Kite Realty Group Trust	4,748	92,728
Lexington Realty Trust	5,475	58,145
Macerich	1,400	37,688
Mack-Cali Realty	3,008	69,575
Mid-America Apartment Communities	1,218	160,605
National Retail Properties	2,025	108,581
Omega Healthcare Investors	1,675	70,936
Pebblebrook Hotel Trust	5,658	151,691
Physicians Realty Trust	4,570	86,556
Prologis	10,911	972,607

NQ-448 [12/19] 2/20 (1081378) 7

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Real Estate (continued)
PS Business Parks	725	$119,531
Public Storage	819	174,414
Regency Centers	945	59,620
Retail Value	432	15,898
RLJ Lodging Trust	2,825	50,059
RPT Realty	10,186	153,197
Sabra Health Care REIT	200	4,268
Simon Property Group	2,171	323,392
SITE Centers	4,037	56,599
SL Green Realty	1,875	172,275
Spirit MTA REIT	677	520
Spirit Realty Capital	1,405	69,098
Tanger Factory Outlet Centers	2,750	40,507
Taubman Centers	675	20,986
UDR	4,200	196,140
Urban Edge Properties	1,175	22,537
Ventas	3,900	225,186
Welltower	1,375	112,447
		8,260,511
Utilities - 0.59%
Edison International	10,400	784,264
NorthWestern	1,985	142,265
PPL	7,391	265,189
South Jersey Industries	4,760	156,985
Spire	2,013	167,703
		1,516,406
Total US Markets (cost $44,479,594)		71,714,114
Developed Markets - 22.82%§
Communication Services - 1.01%
Nippon Telegraph & Telephone	22,260	562,592
NTT DOCOMO	19,300	537,623
Publicis Groupe	6,500	294,267
Telefonica	58,600	409,311
Telenet Group Holding	8,580	385,545
Toho	9,900	412,554
		2,601,892
Consumer Discretionary - 2.20%
Bandai Namco Holdings	5,400	328,494
Cie Generale des Etablissements Michelin	3,750	458,916
Honda Motor	20,000	566,031
Industria de Diseno Textil	15,500	546,801

8 NQ-448 [12/19] 2/20 (1081378)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Developed Markets§ (continued)
Consumer Discretionary (continued)
LVMH Moet Hennessy Louis Vuitton	600	$278,765
Persimmon	10,500	374,829
Sodexo	3,990	472,845
Sony	12,000	814,773
Stanley Electric	12,500	361,016
Swatch Group	1,500	418,808
Toyota Motor	15,088	1,063,123
		5,684,401
Consumer Staples - 3.04%
Asahi Group Holdings	8,600	392,336
Beiersdorf	3,800	454,591
British American Tobacco	13,710	586,849
Chocoladefabriken Lindt & Spruengli	60	465,902
Coles Group	44,220	460,506
Danone	6,870	569,479
Essity Class B	16,000	515,300
Koninklijke Ahold Delhaize	15,300	382,627
L’Oreal	2,370	701,825
Matsumotokiyoshi Holdings	7,000	271,005
Nestle	11,260	1,219,067
Sundrug	11,800	426,947
Suntory Beverage & Food	10,000	417,487
Tate & Lyle	32,230	324,543
WH Group 144A #	300,000	309,921
Wm Morrison Supermarkets	130,000	344,052
		7,842,437
Energy - 1.08%
BP	111,180	694,521
Galp Energia	21,400	357,665
Royal Dutch Shell Class A	24,370	721,469
Royal Dutch Shell Class B	21,860	648,464
TOTAL	6,700	369,757
		2,791,876
Financials - 4.72%
AIA Group	89,400	938,480
Allianz	3,500	857,597
Australia & New Zealand Banking Group	33,520	579,363
Aviva	75,000	415,958
Banco Bilbao Vizcaya Argentaria	100,000	558,943
Banco Espirito Santo
Class R =†	370,000	0

NQ-448 [12/19] 2/20 (1081378) 9

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Developed Markets§ (continued)
Financials (continued)
Banco Santander	150,000	$627,591
Bank Leumi Le-Israel	63,000	458,640
Credit Suisse Group †	41,000	554,225
Dai-ichi Life Holdings	27,700	456,504
Daiwa Securities Group	80,800	407,912
DBS Group Holdings	29,600	569,574
Erste Group Bank †	12,350	463,893
HSBC Holdings	105,900	830,289
Investec	59,000	346,289
Mitsubishi UFJ Financial Group	124,554	673,381
Nordea Bank	68,960	557,899
QBE Insurance Group	46,000	415,773
Standard Chartered	52,000	490,695
Swiss Life Holding	960	481,604
UBS Group †	35,320	445,717
UniCredit	35,900	524,749
United Overseas Bank	26,400	518,401
		12,173,477
Healthcare - 3.26%
Alfresa Holdings	20,000	406,301
Astellas Pharma	32,000	546,240
BeiGene ADR †	400	66,304
Daiichi Sankyo	7,500	495,332
GlaxoSmithKline	28,520	672,063
Koninklijke Philips	13,450	656,580
Kyowa Kirin	16,300	384,034
Novartis	13,470	1,275,469
Novo Nordisk Class B	13,790	799,114
Roche Holding	3,630	1,179,760
Sanofi	9,110	915,799
Smith & Nephew	23,500	570,422
Sumitomo Dainippon Pharma	22,200	430,128
		8,397,546
Industrials - 3.41%
AGC	10,400	371,883
Brenntag	8,380	454,671
Deutsche Lufthansa	17,620	324,333
East Japan Railway	5,966	538,503
Intertek Group	6,500	503,851
ITOCHU	22,786	528,104
Japan Airlines	10,400	323,813

10 NQ-448 [12/19] 2/20 (1081378)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Developed Markets§ (continued)
Industrials (continued)
Leonardo	32,000	$375,275
Meggitt	54,700	475,888
Safran	2,200	339,684
Schneider Electric	5,960	611,708
Siemens	4,560	595,498
Techtronic Industries	61,500	501,562
Teleperformance	2,100	512,101
Vestas Wind Systems	4,750	479,781
Vinci	5,780	641,859
Volvo Class B	29,310	490,684
West Japan Railway	5,000	432,468
Wolters Kluwer	4,200	306,318
		8,807,984
Information Technology - 1.52%
ASML Holding (New York Shares)	3,200	946,535
Capgemini	4,250	519,151
FUJIFILM Holdings	10,800	515,764
InterXion Holding †	947	79,368
Nice †	2,700	418,765
Omron	7,600	442,990
Tokyo Electron	2,700	589,491
Venture	34,400	414,350
		3,926,414
Materials - 1.45%
BlueScope Steel	43,800	462,894
Covestro 144A #	8,960	416,910
CRH	15,000	600,166
Rio Tinto	12,470	743,795
Shin-Etsu Chemical	5,400	593,855
South32	235,000	445,260
UPM-Kymmene	13,460	466,988
		3,729,868
Real Estate - 0.66%
Daito Trust Construction	3,400	420,159
Grand City Properties	14,660	351,855
Klepierre	12,230	464,368
Mirvac Group	204,620	456,623
		1,693,005
Utilities - 0.47%
AusNet Services	255,000	304,209
Centrica	370,000	437,661

NQ-448 [12/19] 2/20 (1081378) 11

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Developed Markets§ (continued)
Utilities (continued)
Tokyo Gas	19,200	$466,539
		1,208,409
Total Developed Markets (cost $49,059,508)		58,857,309
Emerging Markets - 8.69%@
Communication Services - 1.84%
America Movil Class L ADR	7,132	114,112
Baidu ADR †	2,422	306,141
China Mobile	39,715	333,834
China Mobile ADR	3,222	136,194
Grupo Televisa ADR	18,488	216,864
LG Uplus	9,781	119,967
Mail. Ru Group GDR †	3,427	76,422
Mobile TeleSystems PJSC ADR	4,784	48,558
NAVER	592	95,250
SINA †	8,390	335,013
SK Telecom ADR	42,555	983,446
Sohu. com ADR †	9,774	109,273
Telefonica Brasil ADR	10,600	151,792
Tencent Holdings	24,900	1,200,216
Tencent Music Entertainment Group ADR †	7	82
TIM Participacoes ADR	9,082	173,557
Turkcell Iletisim Hizmetleri ADR	14,390	83,462
Weibo ADR †	1,972	91,402
Yandex Class A †	4,152	180,570
		4,756,155
Consumer Discretionary - 1.26%
Alibaba Group Holding ADR †	6,138	1,301,870
Arcos Dorados Holdings
Class A	20,153	163,239
Astra International	351,200	174,930
B2W Cia Digital †	64,754	1,011,867
JD. com ADR †	11,936	420,505
LG Electronics	1,200	74,541
Trip. com Group ADR †	3,331	111,722
		3,258,674
Consumer Staples - 0.86%
Atacadao	18,077	104,929
BRF ADR †	28,163	245,018
China Mengniu Dairy †	64,000	258,717
Cia Cervecerias Unidas ADR	3,979	75,482
Coca-Cola Femsa ADR	5,821	352,869

12 NQ-448 [12/19] 2/20 (1081378)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Emerging Markets @ (continued)
Consumer Staples (continued)
Fomento Economico Mexicano ADR	1,138	$107,552
Lotte Chilsung Beverage	770	92,937
Lotte Confectionery	317	40,900
Tingyi Cayman Islands Holding	161,724	276,033
Tsingtao Brewery Class H	50,000	335,909
Uni-President China Holdings	183,600	192,735
X5 Retail Group GDR	3,696	127,512
		2,210,593
Energy - 1.48%
China Petroleum & Chemical Class H	276,200	166,238
CNOOC ADR	1,297	216,171
Gazprom PJSC ADR	56,767	467,079
LUKOIL PJSC ADR	2,508	247,565
PetroChina ADR	1,373	69,103
Petroleo Brasileiro ADR	19,735	314,576
Reliance Industries GDR 144A #	45,543	1,937,855
Rosneft Oil PJSC GDR	53,962	388,958
		3,807,545
Financials - 0.77%
Akbank T. A. S. †	147,761	201,436
Banco Bradesco ADR	22,725	203,389
Banco Santander Brasil ADR	12,715	154,233
Banco Santander Mexico ADR	33,819	229,293
Grupo Financiero Banorte	16,520	92,231
Itau Unibanco Holding ADR	29,636	271,169
Ping An Insurance Group Co. of China Class H	35,000	413,678
Samsung Life Insurance	2,218	142,595
Sberbank of Russia PJSC	68,513	281,211
		1,989,235
Healthcare - 0.11%
Dr Reddy’s Laboratories	4,481	180,459
Genscript Biotech †	40,000	90,859
		271,318
Industrials - 0.04%
Latam Airlines Group ADR	4,300	43,688
Lotte	1,443	48,501
		92,189
Information Technology - 2.01%
Hon Hai Precision Industry	150,582	456,111
MediaTek	41,000	606,582
Samsung Electronics	31,501	1,517,935

NQ-448 [12/19] 2/20 (1081378) 13

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Emerging Markets @ (continued)
Information Technology (continued)
SK Hynix	13,902	$1,130,757
Taiwan Semiconductor Manufacturing	123,069	1,358,903
WNS Holdings ADR †	1,882	124,494
		5,194,782
Materials - 0.25%
Cemex ADR	13,862	52,398
Cia de Minas Buenaventura ADR	12,628	190,683
Sociedad Quimica y Minera de Chile ADR	3,027	80,791
Tata Chemicals	13,145	122,853
Vale ADR †	16,001	211,213
		657,938
Real Estate - 0.04%
Etalon Group GDR 144A #	20,100	35,014
IRSA Inversiones y
Representaciones ADR †	4,584	31,721
IRSA Propiedades Comerciales ADR	192	3,222
UEM Sunrise †	127,619	21,995
		91,952
Utilities - 0.03%
Kunlun Energy	86,000	75,931
		75,931
Total Emerging Markets (cost $15,621,732)		22,406,312
Total Common Stock (cost $109,160,834)		152,977,735

Exchange-Traded Funds – 3.46%
iShares MSCI EAFE ETF	1,460	101,382
iShares Russell 1000 Growth ETF	39,820	7,005,134
Vanguard FTSE Developed Markets ETF	4,750	209,285
Vanguard Mega Cap Growth ETF	4,960	722,474
Vanguard Russell 1000 Growth ETF	4,840	875,701
Total Exchange-Traded Funds (cost $5,903,129)		8,913,976

Limited Partnership – 0.03%
Brookfield Property Partners	3,983	72,809
Total Limited Partnership (cost $78,354)		72,809

14 NQ-448 [12/19] 2/20 (1081378)

(Unaudited)

	Principal amount°	Value (US $)
Agency Asset-Backed Security – 0.00%
Fannie Mae REMIC Trust
Series 2002-W11 AV1 1.982% (LIBOR01M + 0.34%,
Floor 0.17%) 11/25/32 •	1,845	$1,808
Total Agency Asset-Backed Security (cost $1,846)		1,808

Agency Collateralized Mortgage Obligations – 1.69%
Fannie Mae Interest Strip
Series 419 C3 3.00% 11/25/43 S	53,476	8,832
Fannie Mae REMICs
Series 2013-4 PL 2.00% 2/25/43	26,000	23,598
Series 2013-44 DI 3.00% 5/25/33 S	573,695	67,714
Series 2013-71 ZA 3.50% 7/25/43	106,679	110,968
Series 2015-89 EZ 3.00% 12/25/45	97,193	93,688
Series 2016-61 ML 3.00% 9/25/46	21,000	21,061
Series 2016-80 JZ 3.00% 11/25/46	52,777	52,701
Series 2016-101 ZP 3.50% 1/25/47	36,648	37,577
Series 2017-40 GZ 3.50% 5/25/47	15,368	15,975
Series 2017-67 BZ 3.00% 9/25/47	6,434	6,310
Series 2017-94 CZ 3.50% 11/25/47	14,023	14,337
Series 2017-99 DZ 3.50% 12/25/47	32,266	32,648
Freddie Mac REMICs
Series 4015 MY 3.50% 3/15/42	30,000	31,502
Series 4197 LZ 4.00% 4/15/43	39,151	42,707
Series 4210 Z 3.00% 5/15/43	91,846	90,121
Series 4487 ZC 3.50% 6/15/45	867,417	980,154
Series 4531 PZ 3.50% 11/15/45	178,776	184,645
Series 4625 PZ 3.00% 6/15/46	1,100	1,093
Series 4629 KB 3.00% 11/15/46	390,000	392,665
Series 4643 QI 3.50% 9/15/45 S	547,967	61,976
Series 4657 JZ 3.50% 2/15/47	5,520	5,642
GNMA
Series 2013-113 LY 3.00% 5/20/43	450,000	463,143
Series 2015-74 CI 3.00% 10/16/39 S	90,884	7,439
Series 2015-82 EZ 3.50% 6/20/45	105,328	106,603
Series 2015-142 AI 4.00% 2/20/44 S	61,121	5,203
Series 2016-101 QL 3.00% 7/20/46	1,164,000	1,157,217
Series 2016-160 VZ 2.50% 11/20/46	58,322	54,089
Series 2017-10 KZ 3.00% 1/20/47	1,091	1,073
Series 2017-19 AY 3.00% 2/20/47	15,000	15,672
Series 2017-36 ZC 3.00% 3/20/47	66,239	65,462
Series 2017-52 LE 3.00% 1/16/47	188,000	193,328
Series 2017-56 GZ 3.50% 4/20/47	4,391	4,636
Series 2017-56 JZ 3.00% 4/20/47	6,499	6,627

NQ-448 [12/19] 2/20 (1081378) 15

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2018-34 TY 3.50% 3/20/48	10,000	$10,361
Total Agency Collateralized Mortgage Obligations (cost $4,167,565)		4,366,767

Agency Commercial Mortgage-Backed Securities – 0.44%
FREMF Mortgage Trust
Series 2011-K11 B 144A 4.418% 12/25/48 #•	500,000	507,699
Series 2011-K15 B 144A 4.961% 8/25/44 #•	20,000	20,723
Series 2012-K22 B 144A 3.687% 8/25/45 #•	145,000	149,651
Series 2013-K713 B 144A 3.169% 4/25/46 #•	50,000	49,960
Series 2013-K713 C 144A 3.169% 4/25/46 #•	210,000	209,983
Series 2014-K717 B 144A 3.63% 11/25/47 #•	140,000	142,922
Series 2014-K717 C 144A 3.63% 11/25/47 #•	60,000	60,971
Total Agency Commercial Mortgage-Backed Securities (cost $1,159,230)		1,141,909

Agency Mortgage-Backed Securities – 11.81%
Fannie Mae S. F. 30 yr
3.00% 12/1/46	1,343,229	1,374,859
3.00% 9/1/47	847,722	865,038
3.00% 11/1/48	99,825	102,173
3.00% 7/1/49	122,965	124,717
3.00% 10/1/49	357,498	363,097
3.00% 11/1/49	232,386	235,596
3.00% 12/1/49	184,000	188,104
3.00% 1/1/50	138,000	139,885
3.50% 6/1/49	387,108	397,696
3.50% 11/1/49	696,914	717,743
3.50% 12/1/49	950,523	995,859
4.00% 4/1/48	238,646	250,974
4.50% 4/1/44	67,508	74,834
4.50% 2/1/46	451,772	490,449
4.50% 5/1/46	14,397	15,621
4.50% 11/1/47	43,119	46,939
4.50% 4/1/48	77,492	84,094
4.50% 9/1/48	1,668,849	1,788,354
4.50% 1/1/49	311,016	337,280
4.50% 11/1/49	778,607	821,509
5.00% 7/1/47	1,213,845	1,334,665
5.00% 9/1/48	449,137	480,137
5.50% 2/1/34	40,915	46,050
5.50% 9/1/34	56,539	62,649
5.50% 5/1/44	3,601,402	4,046,957
5.50% 8/1/48	60,003	65,829

16 NQ-448 [12/19] 2/20 (1081378)

(Unaudited)

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S. F. 30 yr
6.00% 10/1/38	737,373	$845,551
6.00% 6/1/41	57,204	65,578
6.00% 7/1/41	1,780,976	2,041,653
6.00% 1/1/42	46,893	53,760
Fannie Mae S. F. 30 yr TBA
3.00% 1/1/50	2,669,000	2,705,171
3.50% 1/1/49	1,628,000	1,673,829
5.00% 1/1/50	3,588,000	3,836,187
Freddie Mac ARM
2.599% (LIBOR12M + 1.63%, Cap 7.60%, Floor 1.63%)
10/1/46•	99,889	100,446
Freddie Mac S. F. 30 yr
3.00% 11/1/49	183,670	186,547
3.00% 12/1/49	53,000	53,853
3.00% 1/1/50	92,000	94,032
4.00% 10/1/47	383,295	402,706
4.50% 8/1/48	713,593	762,134
5.50% 6/1/35	32,571	36,664
5.50% 7/1/37	48,910	54,941
5.50% 8/1/37	43,775	49,142
5.50% 10/1/37	42,286	47,473
5.50% 6/1/41	811,726	911,809
5.50% 9/1/41	46,931	52,716
6.00% 7/1/40	733,338	841,179
GNMA II S. F. 30 yr
5.50% 5/20/37	17,174	19,185
6.00% 2/20/39	19,256	21,508
6.00% 2/20/40	75,960	86,115
6.00% 4/20/46	24,267	26,739
6.50% 6/20/39	29,660	34,029
Total Agency Mortgage-Backed Securities (cost $30,069,664)		30,454,055

Collateralized Debt Obligations – 0.52%
Apex Credit CLO
Series 2017-1A A1 144A 3.406% (LIBOR03M + 1.47%,
Floor 1.47%) 4/24/29 #•	255,000	254,945
Galaxy XXI CLO
Series 2015-21A AR 144A 2.986% (LIBOR03M + 1.02%)
4/20/31#•	600,000	594,092
Mariner CLO 5
Series 2018-5A A 144A 3.05% (LIBOR03M + 1.11%,
Floor 1.11%) 4/25/31 #•	250,000	248,791

NQ-448 [12/19] 2/20 (1081378) 17

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Northwoods Capital XV
Series 2017-15A A 144A 3.208% (LIBOR03M + 1.30%)
6/20/29 #•	250,000	$249,724
Total Collateralized Debt Obligations (cost $1,355,000)		1,347,552

Corporate Bonds – 13.40%
Banking - 3.51%
Banco Santander 2.706% 6/27/24	200,000	202,799
Bank of America
2.456% 10/22/25 µ	60,000	60,386
3.458% 3/15/25 µ	155,000	161,887
BBVA USA 3.875% 4/10/25	250,000	262,555
Citizens Bank 3.70% 3/29/23	250,000	261,435
Citizens Financial Group
2.85% 7/27/26	345,000	351,408
4.30% 12/3/25	160,000	171,911
Credit Suisse Group
144A 3.869% 1/12/29 #µ	315,000	335,535
144A 6.25%#µy	200,000	218,161
Fifth Third Bancorp
2.375% 1/28/25	70,000	70,095
3.65% 1/25/24	55,000	57,988
Fifth Third Bank 3.85% 3/15/26	200,000	213,030
Goldman Sachs Group 6.00% 6/15/20	570,000	580,105
Huntington Bancshares 2.30% 1/14/22	115,000	115,620
Huntington National Bank 3.125% 4/1/22	305,000	311,792
JPMorgan Chase & Co.
3.702% 5/6/30 µ	565,000	608,340
4.023% 12/5/24 µ	75,000	79,976
5.00%µy	120,000	124,950
KeyBank 3.40% 5/20/26	500,000	520,678
Manufacturers & Traders Trust 2.50% 5/18/22	250,000	252,908
Morgan Stanley
2.75% 5/19/22	200,000	203,665
3.124% (LIBOR03M + 1.22%) 5/8/24 •	650,000	661,937
5.00% 11/24/25	30,000	33,790
PNC Bank 2.70% 11/1/22	250,000	254,765
PNC Financial Services Group 2.60% 7/23/26	115,000	116,539

18 NQ-448 [12/19] 2/20 (1081378)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Regions Financial
2.75% 8/14/22	80,000	$81,432
3.80% 8/14/23	80,000	84,685
Santander UK 144A 5.00% 11/7/23 #	90,000	96,914
State Street 3.30% 12/16/24	260,000	274,204
Truist Bank
2.25% 6/1/20	780,000	780,587
2.45% 8/1/22	85,000	85,909
2.636% 9/17/29 µ	73,000	72,971
3.00% 2/2/23	70,000	71,792
3.30% 5/15/26	200,000	208,316
Truist Financial
2.70% 1/27/22	105,000	106,434
4.00% 5/1/25	125,000	135,503
US Bancorp
3.00% 7/30/29	30,000	31,002
3.10% 4/27/26	330,000	343,469
3.15% 4/27/27	30,000	31,524
USB Capital IX 3.50% (LIBOR03M + 1.02%) y•	230,000	201,600
Woori Bank 144A 4.75% 4/30/24 #	200,000	214,727
		9,053,324
Basic Industry - 0.90%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	200,000	206,504
Cydsa 144A 6.25% 10/4/27 #	200,000	206,071
Georgia-Pacific 8.00% 1/15/24	355,000	431,355
Newmont Goldcorp 2.80% 10/1/29	140,000	138,791
OCP 144A 4.50% 10/22/25 #	200,000	214,462
Orbia Advance 144A 5.50% 1/15/48 #	200,000	204,939
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	200,000	201,450
RPM International 4.55% 3/1/29	130,000	140,810
Sherwin-Williams 2.95% 8/15/29	330,000	334,492
Syngenta Finance 144A 3.933% 4/23/21 #	225,000	228,844
		2,307,718
Capital Goods - 0.47%
Amphenol 2.80% 2/15/30	195,000	193,302
General Electric
2.70% 10/9/22	40,000	40,545
5.55% 5/4/20	115,000	116,242
L3Harris Technologies 144A 4.40% 6/15/28 #	255,000	284,177
Roper Technologies
2.35% 9/15/24	60,000	60,355
2.95% 9/15/29	65,000	65,701

NQ-448 [12/19] 2/20 (1081378) 19

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
United Technologies 3.65% 8/16/23	430,000	$453,246
		1,213,568
Communications - 1.66%
AT&T
4.30% 2/15/30	60,000	66,715
4.35% 3/1/29	120,000	133,434
4.50% 3/9/48	45,000	49,729
Charter Communications Operating
4.50% 2/1/24	145,000	156,029
5.05% 3/30/29	250,000	283,522
Comcast
2.65% 2/1/30	55,000	55,222
3.45% 2/1/50	25,000	25,612
3.70% 4/15/24	550,000	586,346
4.40% 8/15/35	15,000	17,578
Discovery Communications
4.125% 5/15/29	85,000	91,824
5.20% 9/20/47	55,000	64,031
Fox
144A 4.03% 1/25/24 #	295,000	314,495
144A 4.709% 1/25/29 #	45,000	51,290
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	200,000	200,054
Sprint Spectrum 144A 4.738% 3/20/25 #	220,000	233,617
Telefonica Emisiones 5.134% 4/27/20	350,000	353,335
Time Warner Entertainment 8.375% 3/15/23	575,000	678,745
Verizon Communications 4.50% 8/10/33	540,000	630,625
ViacomCBS 4.375% 3/15/43	240,000	254,359
Vodafone Group 4.875% 6/19/49	35,000	40,631
		4,287,193
Consumer Cyclical - 0.54%
Dollar Tree 3.70% 5/15/23	240,000	250,002
General Motors Financial
3.45% 4/10/22	440,000	450,024
5.25% 3/1/26	20,000	22,211
Marriott International 4.15% 12/1/23	390,000	418,486
Royal Caribbean Cruises 3.70% 3/15/28	245,000	252,027
		1,392,750
Consumer Non-Cyclical - 1.15%
AbbVie
144A 2.60% 11/21/24 #	80,000	80,548
144A 2.95% 11/21/26 #	190,000	193,134
Alcon Finance 144A 3.00% 9/23/29 #	200,000	203,601

20 NQ-448 [12/19] 2/20 (1081378)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Anheuser-Busch InBev Worldwide 4.15% 1/23/25	255,000	$277,594
Bristol-Myers Squibb 144A 2.90% 7/26/24 #	330,000	340,684
Cigna
2.891% (LIBOR03M + 0.89%) 7/15/23 •	260,000	261,560
3.75% 7/15/23	105,000	110,137
4.125% 11/15/25	107,000	116,146
CVS Health
3.70% 3/9/23	570,000	593,731
4.10% 3/25/25	20,000	21,466
DH Europe Finance II
2.60% 11/15/29	50,000	49,850
3.25% 11/15/39	70,000	70,618
Global Payments
2.65% 2/15/25	120,000	120,570
3.20% 8/15/29	150,000	153,292
New York and Presbyterian Hospital 4.063% 8/1/56	140,000	154,191
Takeda Pharmaceutical 4.40% 11/26/23	210,000	225,489
		2,972,611
Energy - 1.12%
Ecopetrol 5.875% 9/18/23	35,000	38,828
Energy Transfer Operating 6.625%µy	215,000	203,502
Eni 144A 4.25% 5/9/29 #	200,000	219,523
Marathon Oil
2.80% 11/1/22	160,000	162,662
4.40% 7/15/27	65,000	70,671
MPLX
4.00% 3/15/28	35,000	36,237
4.125% 3/1/27	160,000	168,027
Noble Energy
3.25% 10/15/29	75,000	75,688
3.90% 11/15/24	295,000	311,774
Occidental Petroleum
2.90% 8/15/24	105,000	106,735
3.50% 8/15/29	55,000	56,113
ONEOK 7.50% 9/1/23	330,000	385,174
Petrobras Global Finance 144A 5.093% 1/15/30 #	41,000	43,983
Sabine Pass Liquefaction
5.625% 3/1/25	180,000	202,667
5.75% 5/15/24	334,000	372,563
Schlumberger Holdings
144A 3.75% 5/1/24 #	95,000	100,099
144A 4.30% 5/1/29 #	205,000	224,980

NQ-448 [12/19] 2/20 (1081378) 21

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Tecpetrol 144A 4.875% 12/12/22 #	40,000	$40,731
Transcanada Trust 5.50% 9/15/79 µ	70,000	73,640
		2,893,597
Financials - 0.55%
AerCap Ireland Capital 3.65% 7/21/27	200,000	206,033
Aviation Capital Group
144A 4.375% 1/30/24 #	40,000	42,147
144A 4.875% 10/1/25 #	55,000	59,244
144A 6.75% 4/6/21 #	60,000	63,232
Avolon Holdings Funding
144A 3.95% 7/1/24 #	280,000	292,138
144A 4.375% 5/1/26 #	100,000	105,755
Charles Schwab
3.20% 1/25/28	50,000	52,516
3.25% 5/21/21	85,000	86,660
3.85% 5/21/25	90,000	97,504
International Lease Finance 8.625% 1/15/22	150,000	168,767
Jefferies Group
4.15% 1/23/30	75,000	79,495
6.45% 6/8/27	80,000	93,822
6.50% 1/20/43	65,000	77,423
		1,424,736
Insurance - 0.49%
Berkshire Hathaway Finance 2.90% 10/15/20	220,000	221,919
MetLife
5.25%µy	60,000	60,885
6.40% 12/15/36	110,000	134,925
144A 9.25% 4/8/38 #	400,000	589,638
UnitedHealth Group
2.375% 8/15/24	200,000	202,603
3.70% 12/15/25	40,000	43,280
		1,253,250
Real Estate - 0.47%
American Tower Trust #1 144A 3.07% 3/15/23 #	240,000	243,203
Corporate Office Properties
3.60% 5/15/23	135,000	138,923
5.25% 2/15/24	170,000	182,945
CubeSmart
3.00% 2/15/30	65,000	64,259
3.125% 9/1/26	115,000	116,973
Digital Realty Trust 3.60% 7/1/29	185,000	192,535
LifeStorage 3.50% 7/1/26	130,000	133,580

22 NQ-448 [12/19] 2/20 (1081378)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Real Estate (continued)
WP Carey 4.60% 4/1/24	125,000	$134,014
		1,206,432
Technology - 0.76%
Intel
2.45% 11/15/29	55,000	54,837
3.25% 11/15/49	110,000	110,813
International Business Machines 3.00% 5/15/24	315,000	326,388
Microchip Technology
3.922% 6/1/21	65,000	66,482
4.333% 6/1/23	185,000	195,469
Micron Technology
4.663% 2/15/30	90,000	99,139
4.975% 2/6/26	110,000	122,113
NXP
144A 4.30% 6/18/29 #	55,000	59,509
144A 4.875% 3/1/24 #	370,000	403,612
Tencent Holdings 144A 3.28% 4/11/24 #	500,000	514,622
		1,952,984
Transportation - 0.07%
United Airlines 2014-1
Class A Pass Through Trust 4.00% 4/11/26 ◆	52,570	55,991
United Airlines 2014-2
Class A Pass Through Trust 3.75% 9/3/26 ◆	119,908	126,600
		182,591
Utilities - 1.71%
American Transmission Systems 144A 5.25% 1/15/22 #	40,000	42,334
Atlantic City Electric 4.00% 10/15/28	75,000	83,640
Ausgrid Finance 144A 3.85% 5/1/23 #	43,000	44,784
CenterPoint Energy 3.85% 2/1/24	330,000	348,078
ComEd Financing III 6.35% 3/15/33	155,000	166,044
Duke Energy 4.875%µy	130,000	136,523
Duke Energy Indiana 3.25% 10/1/49	65,000	64,960
Emera 6.75% 6/15/76 µ	166,000	187,832
Entergy Arkansas 4.20% 4/1/49	190,000	221,839
Entergy Louisiana
4.00% 3/15/33	90,000	101,746
4.05% 9/1/23	25,000	26,581
4.95% 1/15/45	15,000	16,084
Evergy 4.85% 6/1/21	60,000	61,892
Evergy Metro 3.65% 8/15/25	270,000	287,951
Exelon 3.95% 6/15/25	35,000	37,635
LG&E & KU Energy 4.375% 10/1/21	485,000	500,819

NQ-448 [12/19] 2/20 (1081378) 23

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
MidAmerican Energy 3.15% 4/15/50	75,000	$74,031
National Rural Utilities Cooperative Finance
5.25% 4/20/46 µ	100,000	108,405
Nevada Power 2.75% 4/15/20	150,000	150,342
NextEra Energy Capital Holdings 3.15% 4/1/24	90,000	93,320
NiSource 5.65%µy	120,000	123,086
NV Energy 6.25% 11/15/20	100,000	103,530
PacifiCorp 3.50% 6/15/29	255,000	275,115
Perusahaan Listrik Negara 144A 4.125% 5/15/27 #	200,000	211,319
Southern California Edison
4.20% 3/1/29	430,000	476,114
4.875% 3/1/49	30,000	35,533
Vistra Operations
144A 3.55% 7/15/24 #	120,000	121,583
144A 4.30% 7/15/29 #	215,000	219,293
Xcel Energy
2.60% 12/1/29	35,000	34,667
3.50% 12/1/49	55,000	55,982
		4,411,062
Total Corporate Bonds (cost $33,015,004)		34,551,816

Loan Agreements – 0.88%
American Airlines Tranche B 1st Lien 1.74% (LIBOR01M +
2.00%) 12/14/23 •	293,939	295,280
CityCenter Holdings Tranche B 1st Lien 1.799%
(LIBOR01M + 2.25%) 4/18/24 •	342,965	344,862
DaVita Tranche B 1st Lien 1.799% (LIBOR01M + 2.25%)
8/12/26 •	49,875	50,293
Flying Fortress Holdings Tranche B 1st Lien 1.945%
(LIBOR03M + 1.75%) 10/31/22 •	224,000	225,137
HCA Tranche B13 1.799% (LIBOR01M + 1.75%) 3/18/26 •	401,747	404,509
Lamar Media Tranche B 1st Lien 1.813% (LIBOR01M +
1.75%) 3/14/25 •	171,938	173,442
Sprint Communications Tranche B 1st Lien 1.813%
(LIBOR01M + 2.50%) 2/2/24 •	413,313	410,597
SS&C European Holdings Tranche B4 1st Lien 1.799%
(LIBOR01M + 2.25%) 4/16/25 •	43,214	43,548
SS&C Technologies Tranche B3 1st Lien 1.799%
(LIBOR01M + 2.25%) 4/16/25 •	62,326	62,809
WR Grace & Co. Tranche B1 1st Lien 1.945% (LIBOR03M
+ 1.75%) 4/3/25 •	100,049	100,737

24 NQ-448 [12/19] 2/20 (1081378)

(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
WR Grace & Co. Tranche B2 1st Lien 1.945% (LIBOR03M
+ 1.75%) 4/3/25 •	171,513	$172,692
Total Loan Agreement (cost $2,284,261)		2,283,906

Municipal Bonds – 0.38%
Bay Area, California Toll Authority
(Build America Bonds) Series S3 6.907% 10/1/50	185,000	299,041
California State Various Purposes
(Build America Bonds) 7.55% 4/1/39	130,000	208,775
New Jersey Turnpike Authority
(Build America Bonds) Series A 7.102% 1/1/41	105,000	160,321
Oregon State Taxable Pension
5.892% 6/1/27	200,000	237,156
South Carolina Public Service Authority
Series D 4.77% 12/1/45	60,000	71,017

Total Municipal Bonds (cost $896,875)		976,310

Non-Agency Asset-Backed Securities – 1.63%
American Express Credit Account Master Trust
Series 2017-2 A 2.19% (LIBOR01M + 0.45%) 9/16/24 •	335,000	336,613
Series 2017-5 A 2.12% (LIBOR01M + 0.38%) 2/18/25 •	1,215,000	1,218,840
Citibank Credit Card Issuance Trust
Series 2017-A8 A8 1.86% 8/8/22	200,000	199,988
Discover Card Execution Note Trust
Series 2018-A3 A3 1.97% (LIBOR01M + 0.23%, Floor
0.23%) 12/15/23 •	90,000	90,080
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	492,250	492,334
Mercedes-Benz Master Owner Trust
Series 2018-BA A 144A 2.08% (LIBOR01M + 0.34%)
5/15/23 #•	200,000	200,248
Navistar Financial Dealer Note Master Owner Trust II
Series 2018-1 A 144A 2.422% (LIBOR01M + 0.63%,
Floor 0.63%) 9/25/23 #•	75,000	75,124
Nissan Master Owner Trust Receivables
Series 2017-B A 2.17% (LIBOR01M + 0.43%) 4/18/22 •	1,000,000	1,000,525
PFS Financing
Series 2018-A A 144A 2.14% (LIBOR01M + 0.40%)
2/17/22 #•	100,000	99,923
Tesla Auto Lease Trust
Series 2019-A A2 144A 2.13% 4/20/22 #	150,000	149,933
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #•	58,515	58,468

NQ-448 [12/19] 2/20 (1081378) 25

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Towd Point Mortgage Trust
Series 2015-6 A1B 144A 2.75% 4/25/55 #•	73,281	$73,293
Series 2017-1 A1 144A 2.75% 10/25/56 #•	51,821	52,161
Series 2017-2 A1 144A 2.75% 4/25/57 #•	52,237	52,572
Series 2018-1 A1 144A 3.00% 1/25/58 #•	70,153	70,870
Verizon Owner Trust
Series 2016-2A A 144A 1.68% 5/20/21 #	24,909	24,904
Total Non-Agency Asset-Backed Securities
(cost $4,195,898)		4,195,876

Non-Agency Collateralized Mortgage Obligations – 0.67%
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	34,380	34,601
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	62,323	66,971
Series 2014-2 B1 144A 3.405% 6/25/29 #•	108,822	109,998
Series 2014-2 B2 144A 3.405% 6/25/29 #•	108,822	109,580
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #•	200,000	199,844
Series 2015-4 B1 144A 3.62% 6/25/45 #•	178,718	182,939
Series 2015-4 B2 144A 3.62% 6/25/45 #•	178,718	181,825
Series 2015-5 B2 144A 3.172% 5/25/45 #•	186,899	185,209
Series 2015-6 B1 144A 3.597% 10/25/45 #•	176,383	179,811
Series 2015-6 B2 144A 3.597% 10/25/45 #•	176,383	178,911
Series 2018-4 A15 144A 3.50% 10/25/48 #•	41,912	42,207
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #•	43,383	44,033
Series 2015-1 B2 144A 3.877% 1/25/45 #•	61,481	62,835
Series 2017-4 A1 144A 3.50% 7/25/47 #•	68,030	69,132
Series 2018-5 A4 144A 3.50% 5/25/48 #•	64,909	65,678
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 5.188% 4/25/36 •	8,853	8,753
Total Non-Agency Collateralized Mortgage Obligations (cost $1,661,390)		1,722,327

Non-Agency Commercial Mortgage-Backed Securities – 3.43%
Banc of America Commercial Mortgage Trust
Series 2017-BNK3 B 3.879% 2/15/50 •	340,000	352,996
Benchmark Mortgage Trust
Series 2018-B3 A5 4.025% 4/10/51	40,000	44,073
Series 2019-B9 A5 4.016% 3/15/52	450,000	497,990
Cantor Commercial Real Estate Lending
Series 2019-CF2 A5 2.874% 11/15/52	200,000	202,755
CD Mortgage Trust
Series 2019-CD8 A4 2.912% 8/15/57	150,000	152,810

26 NQ-448 [12/19] 2/20 (1081378)

(Unaudited)

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust
Series 2015-GC27 A5 3.137% 2/10/48	210,000	$216,926
Series 2016-P3 A4 3.329% 4/15/49	140,000	146,740
Series 2017-C4 A4 3.471% 10/12/50	180,000	191,265
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	140,000	142,428
Series 2014-CR19 A5 3.796% 8/10/47	100,000	105,949
Series 2014-CR20 AM 3.938% 11/10/47	345,000	362,026
Series 2015-3BP A 144A 3.178% 2/10/35 #	500,000	517,475
Series 2015-CR23 A4 3.497% 5/10/48	395,000	415,629
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	255,000	266,057
Series 2016-C3 A5 2.89% 8/10/49	300,000	306,684
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A 5.702% 11/10/46 #•	230,000	235,443
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	100,000	101,062
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.764% 7/10/48	505,000	538,997
Series 2017-GS6 A3 3.433% 5/10/50	500,000	527,658
Series 2019-GC39 A4 3.567% 5/10/52	580,000	621,728
Series 2019-GC42 A4 3.001% 9/1/52	430,000	441,429
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	270,000	279,677
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	125,000	127,140
Series 2015-JP1 A5 3.914% 1/15/49	125,000	134,717
Series 2016-JP2 A4 2.822% 8/15/49	170,000	173,022
Series 2016-WIKI A 144A 2.798% 10/5/31 #	70,000	70,443
Series 2016-WIKI B 144A 3.201% 10/5/31 #	115,000	115,890
Series 2019-OSB A 144A 3.397% 6/5/39 #	150,000	156,722
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 •	96,352	51,302
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C26 A5 3.531% 10/15/48	185,000	195,125
Series 2016-C29 A4 3.325% 5/15/49	125,000	130,576
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 •	277,851	253,013
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	15,000	15,692
Series 2015-NXS3 A4 3.617% 9/15/57	245,000	260,028
Series 2016-BNK1 A3 2.652% 8/15/49	485,000	488,427
Total Non-Agency Commercial Mortgage-Backed Securities (cost $8,895,906)		8,839,894

NQ-448 [12/19] 2/20 (1081378) 27

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Principal amount°	Value (US $)
Sovereign Bonds – 0.60%Δ
Argentina - 0.02%
Argentine Republic Government International Bond
5.625% 1/26/22	90,000	$46,828
		46,828
Japan - 0.58%
Japan Bank for International Cooperation 2.48%
(LIBOR03M + 0.57%) 2/24/20 •	1,500,000	1,501,293
		1,501,293
Total Sovereign Bonds (cost $1,601,382)		1,548,121

US Treasury Obligations – 0.10%
US Treasury Bond
2.375% 11/15/49	15,000	14,937
US Treasury Note
1.625% 8/15/29	245,000	238,536
Total US Treasury Obligations (cost $256,096)		253,473

	Number of shares
Preferred Stock – 0.60%
Morgan Stanley 5.55% µ	35,000	35,702
US Bancorp 3.50% (LIBOR03M + 1.02%) •	1,000	880,000
USB Realty 144A 3.148% (LIBOR03M + 1.147%)#•	100,000	86,402
Volkswagen 2.74%	2,820	555,084
Total Preferred Stock (cost $1,287,459)		1,557,188

Short-Term Investments – 3.66%
Money Market Mutual Funds - 3.66%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 1.52%)	1,889,225	1,889,234
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 1.49%)	1,889,225	1,889,234
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 1.51%)	1,889,225	1,889,234
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 1.48%)	1,889,225	1,889,234
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 1.45%)	1,889,225	1,889,228
Total Short-Term Investments (cost $9,446,164)		9,446,164
Total Value of Securities – 102.62%
(cost $215,436,057)		264,651,686
Liabilities Net of Receivables and Other Assets – (2.62%) ★		(6,766,410)
Net Assets Applicable to 23,634,684 Shares Outstanding – 100.00%		$257,885,276

28 NQ-448 [12/19] 2/20 (1081378)

(Unaudited)

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
   At Dec. 31, 2019, the aggregate value of Rule 144A securities was $17,247,794, which represents
   6.69% of the Fund’s net assets.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
★Includes $110,000 cash collateral held at broker for over the counter swap contracts and $105,434 for centrally cleared swap contracts and $57,960 cash collateral held at broker for futures contracts as of
   Dec. 31, 2019.

= The value of this security was determined using significant unobservable inputs and is reported as a
   Level 3 security.

§ Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.

µ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Dec. 31, 2019.
   Rate will reset at a future date.
S Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
y No contractual maturity date.

† Non-income producing security.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
   Dec. 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M,
   LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
@ Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

NQ-448 [12/19] 2/20 (1081378) 29

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

The following futures contracts and swap contracts were outstanding at Dec. 31, 2019:

Futures Contracts

						Variation
						Margin
			Notional		Value/	Due from
		Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Brokers
	US Treasury 5
(30)	yr Notes	$(3,558,281)	$(3,566,198)	3/31/20	$7,917	$703
	US Treasury 10
(22)	yr Notes	(2,825,281)	(2,849,289)	3/20/20	24,008	2,406
	US Treasury 10
(6)	yr Ultra Notes	(844,219)	(854,985)	3/20/20	10,766	1,031
Total Futures
Contracts			$(7,270,472)		$42,691	$4,140

Swap Contracts
CDS Contracts[1]

Counterparty/
Reference
Obligation/										Variation
Termination					Upfront					Margin
Date/		Annual			Payments					Due from
Payment	Notional	Protection			Paid		Unrealized	Unrealized		(Due to)
Frequency	Amount[2]	Payments	Value	(Received)			Appreciation[3]	Depreciation[3]		Brokers
Centrally
Cleared/
Protection
Purchased:
CDX. NA. IG. 32[4]
12/20/24-
Quarterly	3,000,000	1.00%	$(77,797	) $	(64,297	) $	— $	(13,500	) $	325
Over-The-
Counter/
Protection
Purchased:
HSBC-CDX. EM. 29[5]
6/20/23-
Quarterly	2,000,000	1.00%	43,762		24,448		19,314	—		(96)
Total CDS
Contracts			$(34,035	) $	(39,849	) $	19,314	$(13,500	) $	229

30 NQ-448 [12/19] 2/20 (1081378)

(Unaudited)

IRS Contracts[6]

Reference Obligation/						Variation
Termination Date/						Margin
Payment Frequency		Fixed / Floating				Due from
(Fixed Rate /	Notional	Interest Rate		Unrealized	Unrealized	(Due to)
Floating Rate)	Amount[2]	Paid (Received)[7]	Value	Appreciation[3]	Depreciation[3]	Broker
Centrally Cleared:
5 yr IRS
4/3/22-(Semiannually/
Quarterly)	2,105,000 2.066%/(2.089%)		$(17,964)	$—	$(17,964)	$279
5 yr IRS 8/29/24-
(Semiannually/
Quarterly)	1,380,000 1.325%/(1.909%)		18,750	18,750	—	1,216
7 yr IRS
2/5/25-(Semiannually/
Quarterly)	8,910,000 2.733%/(1.894%)		(434,093)	—	(434,093)	11,057
10 yr IRS 6/27/27-
(Semiannually/
Quarterly)	3,115,000 2.117%/(1.961%)		(66,808)	—	(66,808)	5,723
10 yr IRS
8/3/28-(Semiannually/
Quarterly)	3,295,000 3.067%/(1.902%)		(321,221)	—	(321,221)	6,906
30 yr IRS 6/27/47-
(Semiannually/
Quarterly)	430,000 2.387%/(1.961%)		(27,535)	—	(27,535)	4,082
Total IRS Contracts			$(848,871)	$18,750	$(867,621)	$29,263

The use of futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented on the previous page represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party
(seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

2Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of ($136,576).

4Markit’s North America Investment Grade Index, or the CDX.NA.IG Index, is composed of 125 liquid North American entities with investment grade credit ratings that trade in the CDS market.

NQ-448 [12/19] 2/20 (1081378) 31

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

5Markit’s CDX.EM Index is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile,
China, Colombia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey, and Venezuela,
which have a S&P credit quality rating of CCC and above.

6An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

7Rates reset based on LIBOR03M.

Summary of abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CDX.NA.IG – Credit Default Swap Index North America Investment Grade
CLO – Collateralized Loan Obligation
DB – Deutsche Bank
EAFE – Europe Australasia Far East
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily
FTSE – Financial Times Stock Exchange
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GS – Goldman Sachs
HSBC – HSBC Bank USA, National Association
ICE – Intercontinental Exchange
IRS – Interest Rate Swap
JPM – JPMorgan
LB – Lehman Brothers
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 12 Month
MSCI – Morgan Stanley Capital International
PJSC – Private Joint Stock Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
USD – US Dollar
yr – Year

32 NQ-448 [12/19] 2/20 (1081378)